Investments in Associates and Joint Ventures - Summary of Income from Equity Interests in Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Associates and Joint Ventures [Line Items]
Net income	$ (1,277)	$ 2,234	$ 16
Other comprehensive income	(221)	82	115
Total comprehensive income for the year	(1,498)	2,316	131
Joint Ventures [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	96	433	241
Other comprehensive income	(30)	13	20
Total comprehensive income for the year	66	446	261
Associates [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	(2)	13	46
Other comprehensive income	(23)	8	7
Total comprehensive income for the year	$ (25)	$ 21	$ 53